Condensed Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income, Pretax amount	$ 460	$ 396	$ 993	$ 971	$ 1,174	$ 1,041	$ 1,096
Income tax (expense) benefit	(80)	(72)	(173)	(171)	(206)	(177)	(191)
Net Income, Net-of-tax amount	380	324	820	800
Cash flow hedges, Pretax amount	(13)	1	(36)	(14)
Cash flow hedges, Income tax (expense) benefit	2	(1)	7	3	(3)	(1)	0
Cash flow hedges, Net-of-tax amount	(11)		(29)	(11)
Fair value hedges, Pretax amount	(7)	(4)	(46)	(15)
Fair value hedges, Income tax (expense) benefit	2	1	9	3
Fair value hedges, Net-of-tax amount	(5)	(3)	(37)	(12)
Defined benefit pension plans, Pretax amount	1	1	3	2
Defined benefit pension plans (net of tax benefit)	1	1	3	2	3	(18)	(33)
Net income					968	864	905
Other comprehensive income (loss):
Other Comprehensive Income Loss Reclassification Adjustment Net Of Tax					3	3	2
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax, Parent					(12)	(3)
Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, after Reclassification Adjustment, Tax					2
Other Comprehensive Income (Loss), before Tax, Total	(19)	(2)	(79)	(27)
Other Comprehensive Income (Loss), Tax, Total	4		16	6
Total other comprehensive (loss) income, Net-of-tax amount	(15)	(2)	(63)	(21)	(4)	(18)	(31)
Comprehensive Income, Pretax amount	441	394	914	944
Comprehensive Income, Income tax (expense) benefit	(76)	(72)	(157)	(165)
Comprehensive income, Net-of-tax amount	$ 365	$ 322	$ 757	$ 779	$ 964	$ 846	$ 874